DIRECT HOSPITALITY EXPENSE	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Employee compensation and benefits	$160	$180	$370
Cost of food, beverage, and retail goods sold	158	142	294
Depreciation and amortization	269	280	299
Maintenance and utilities	99	112	155
Marketing and advertising	23	28	71
Other	201	166	329
Total direct hospitality expense	$910	$908	$1,518